UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Oct. 31, 2024	Oct. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (43,064)	$ 802,493
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account		(1,524,470)
Changes in operating assets and liabilities:
Prepaid expenses		(279,784)
Accrued expenses	18,539	173,842
Net cash used in operating activities	(24,525)	(827,919)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account		(86,250,000)
Net cash used in investing activities		(86,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units		86,250,000
Proceeds from sale of Private Placements units		2,987,500
Payment of underwriter fees		(1,725,000)
Proceeds from issuance of founder shares to Sponsor	25,000
Proceeds from issuance of EBC founder shares to the underwriter	4,348
Payment of offering costs	(108,500)	(409,240)
Repayment of promissory note - related party		(700,000)
Proceeds from promissory note - related party	200,000	500,000
Due to target company		100,000
Due to related party		15,806
Net cash provided by financing activities	120,848	87,019,066
Net Change in Cash	96,323	(58,853)
Cash – beginning of the period		59,073
Cash – end of the period	96,323	220
Supplemental Disclosure of Non-cash Financing Activities:
Accretion of additional paid in capital to accumulated deficit		791,512
Remeasurement of carrying value to redemption value		5,393,416
Deferred offering costs included in accrued offering costs	$ 3,063